THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON FEBRUARY 14, 2007 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH CONFIDENTIAL TREATMENT EXPIRED ON MAY 15, 2007.

                                    FORM 13F

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                               FORM 13F COVER PAGE

        Report for the Calendar Year or Quarter Ended: December 31, 2006

                Check here if Amendment [X]; Amendment Number: 1

                        This Amendment (Check only one):
                              [ ] is a restatement
                              [X] adds new holdings
                                    entries.

Institutional Investment Manager Filing this Report:

Name:     Sandell Asset Management Corp.
Address:  40 West 57th Street, New York, NY 10019

13F File Number:  28-06499

 The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing this report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is
      understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Richard Gashler
Title:  General Counsel
Phone:  212-603-5700

Signature, Place, and Date of Signing:

/s/ Richard Gashler
--------------------------------------
(Signature)

New York, New York
--------------------------------------
(City, State)

May 23, 2007
--------------------------------------
(Date)

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE.

[ ] 13F COMBINATION REPORT.

                              FORM 13F Summary Page

                                 Report Summary:


Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 8

Form 13F Information Table Value Total: $956,402 (thousands)

List of Other Included Managers:

         None


                                                                FORM 13F
                                                                                                          (SEC USE ONLY)
AMENDED FILING FOR QTR ENDED: 12/31/06           Name of Reporting Manager:  Sandell Asset Management

                                                                                                                    Item 8:
Item 1:                            Item 2 :        Item 3:     Item 4:     Item 5:      Item 6:    Item 7: Voting Authority (Shares)
Name of Issuer                  Title of Class     CUSIP     Fair Market  Shares or    Investment  Mana-   (a)       (b)     (c)
                                                   Number       Value     Principal    Discretion  gers    Sole     Shared   None
                                                              (X$1000)      Amount                 See
                                                                                                   Instr.
                                                                                                    V
CLEAR CHANNEL COMMUNICATIONS
   JAN 08 $30 CALL                 COM             184502-10-2  302,090     85,000 CALL  SOLE                 85,000    -      -
DELTA & PINE LD CO                 COM             247357-10-6   30,824    762,026 SH    SOLE                762,026    -      -
ENERGY PARTNERS                    COM             29270U-10-5   45,810  1,875,900 SH    SOLE              1,875,900    -      -
HANOVER COMPRESSOR CO              COM             410768-10-5    2,869    151,870 SH    SOLE                151,870    -      -
HARRAHS ENTMT INC                  COM             413619-10-7   82,720  1,000,000 SH    SOLE              1,000,000    -      -
HARRAHS ENTMT JAN 08 $80 CALLS     COM             413619-10-7  330,880     40,000 CALL  SOLE                 40,000    -      -
REALOGY CORP                       COM             75605E-10-0   40,947  1,350,500 SH    SOLE              1,350,500    -      -
UNIVISOIN COMMUNICATIONS INC       CL A            914906-10-2  120,262  3,395,311 SH    SOLE              3,395,311    -      -

                                             Value Total     $  956,402

                                             Entry Total:             8

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